Related party disclosure - Summary of Detailed Information About Related Parties Explanatory (Detail)	12 Months Ended
Mar. 31, 2025
Fluence India ReNew JV Private Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	Fluence India ReNew JV Private Limited
Entities Owned Or Significantly Influenced By Key Management Personnel | ReNew Foundation
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Entities Owned Or Significantly Influenced By Key Management Personnel Or Their Relatives	ReNew Foundation
Joint Control | 3E NV
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	3E NV
Joint Control | 3E Renewable Energy Software and Services Private Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	3E Renewable Energy Software and Services Private Limited